UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09597

LORD ABBETT STOCK APPRECIATION FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2011

Item 1:	Report(s) to Shareholders.

2011

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Stock Appreciation Fund

For the fiscal year ended July 31, 2011

Lord Abbett Stock Appreciation Fund

Annual Report

For the fiscal year ended July 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Stock Appreciation Fund for the fiscal year ended July 31, 2011. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund’s portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

For the fiscal year ended July 31, 2011, the Fund returned 21.39%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Growth Index1, which returned 24.75% over the same period.

The 12-month period was positive for equities, as expanding corporate earnings supported higher market prices. In recent months, however, factors such as the ongoing European debt crisis, the tsunami in Japan, and stubbornly high unemployment in the United States have led to greater market volatility. Our overweight of cyclical companies-those more closely tied to economic expansion-detracted from performance as slower economic growth became more apparent to market participants.

Although our holdings within the technology sector posted a double-digit average return, our performance within the group was hampered by a handful of networking names, and we were not able to keep pace with the index in this category. Shares of Finisar Corp., a producer of optical communications components and subsystems, declined as demand from Chinese equipment vendors slowed. Equinix, Inc., which manages centers for offsite data storage, declined in October 2010 after the company lowered earnings guidance and cited increasing pricing pressure.

Stock selection within the financials sector also detracted from Fund performance relative to the index. Shares of Bank of America Corp. declined during the period as uncertainty persisted about ongoing capital requirements. Shares of Lazard Ltd., an investment banking and asset management firm, declined as merger and acquisition activity was not as robust as investors had expected.

Stock selection within the consumer discretionary sector contributed to Fund performance. Shares of online retailer Amazon.com, Inc. appreciated as the firm’s retail Website gained market share and demand accelerated for the Kindle e-book reader. Teen apparel retailer Abercrombie & Fitch Co. also contributed to performance as the firm continued to successfully implement a multiyear plan to open new stores in international locations and to expand direct-to-consumer distribution.

The materials sector also contributed to Fund performance during the period. Chemical company Huntsman Corp., which has exposure to a variety of cyclical end markets, benefitted from strong pricing and better than expected demand. LyondellBasell Ind., a leading plastics, chemicals and refining company, has realized efficiencies from the merger of Lyondell Chemical Co. and Basell and is benefiting from the spread between crude oil and natural gas.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

During the certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Fund’s returns would have been lower.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of July 31, 2011. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Growth Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended July 31, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	14.37%	2.64%	-0.91%	–
Class B4	16.55%	3.03%	-0.83%	–
Class C5	20.55%	3.20%	-0.93%	–
Class F6	21.61%	–	–	-1.38%
Class I7	21.83%	4.23%	-0.10%	–
Class P7	21.61%	3.91%	-0.21%	–
Class R2[8]	21.76%	–	–	-1.30%
Class R3[9]	21.27%	–	–	-1.76%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years.

(There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 through July 31, 2011).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 2/1/11 –7/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/11	7/31/11	2/1/11 - 7/31/11
Class A
Actual	$1,000.00	$1,001.60	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.63	$7.25
Class B
Actual	$1,000.00	$998.20	$10.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.48	$10.39
Class C
Actual	$1,000.00	$998.20	$9.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.02	$9.84
Class F
Actual	$1,000.00	$1,001.60	$5.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01
Class I
Actual	$1,000.00	$1,003.20	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51
Class P
Actual	$1,000.00	$1,003.20	$6.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.06
Class R2
Actual	$1,000.00	$1,001.60	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41
Class R3
Actual	$1,000.00	$1,000.00	$7.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.01	$7.85

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.45% for Class A, 2.08% for Class B, 1.97% for Class C, 1.20% for Class F, 1.10% for Class I, 1.21% for Class P, 1.08% for Class R2 and 1.57% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	16.26%	Industrials	12.84%
Consumer Staples	2.99%	Information Technology	33.03%
Energy	13.45%	Materials	7.91%
Financials	4.63%	Short-Term Investment	0.41%
Health Care	8.48%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

July 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.31%

Aerospace & Defense 3.60%
Boeing Co. (The)	13,988	$986
Honeywell International, Inc.	50,914	2,704
Precision Castparts Corp.	14,910	2,406
United Technologies Corp.	11,774	975

Total		7,071

Auto Components 0.58%
Johnson Controls, Inc.	30,855	1,140

Beverages 0.42%
Coca-Cola Co. (The)	12,231	832

Biotechnology 1.06%
Alexion Pharmaceuticals, Inc.*	22,054	1,253
Dendreon Corp.*	22,666	836

Total		2,089

Capital Markets 2.56%
Ameriprise Financial, Inc.	23,085	1,249
BlackRock, Inc.	5,406	965
Franklin Resources, Inc.	15,424	1,958
Lazard Ltd. Class A	25,200	847

Total		5,019

Chemicals 5.12%
Celanese Corp. Series A	29,195	1,610
Dow Chemical Co. (The)	52,597	1,834
Huntsman Corp.	48,744	931
Kronos Worldwide, Inc.	25,102	777
LyondellBasell Industries NV Class A (Netherlands)(a)	48,564	1,916
Monsanto Co.	29,534	2,170
Praxair, Inc.	7,929	822

Total		10,060

Investments	Shares	Fair Value (000)
Commercial Banks 0.57%
PNC Financial Services Group, Inc. (The)	20,547	$1,116

Communications Equipment 3.68%
Aruba Networks, Inc.*	32,009	735
Ciena Corp.*	28,852	446
Juniper Networks, Inc.*	33,107	774
QUALCOMM, Inc.	96,143	5,267

Total		7,222

Computers & Peripherals 11.58%
Apple, Inc.*	35,808	13,982
EMC Corp.*	132,282	3,450
International Business Machines Corp.	12,512	2,275
NetApp, Inc.*	32,231	1,532
Teradata Corp.*	27,325	1,502

Total		22,741

Construction & Engineering 0.62%
Fluor Corp.	19,043	1,210

Diversified Financial Services 0.95%
JPMorgan Chase & Co.	45,900	1,857

Electrical Equipment 1.72%
Cooper Industries plc	19,482	1,019
Emerson Electric Co.	28,378	1,393
Rockwell Automation, Inc.	13,454	966

Total		3,378

Electronic Equipment, Instruments & Components 0.68%
Agilent Technologies, Inc.*	31,546	1,330

Energy Equipment & Services 6.78%
Cameron International Corp.*	44,750	2,504
Halliburton Co.	74,072	4,054
National Oilwell Varco, Inc.	20,730	1,670

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2011

Investments	Shares	Fair Value (000)
Energy Equipment & Services (continued)
Schlumberger Ltd.	56,270	$5,085

Total		13,313

Food & Staples Retailing 1.24%
Costco Wholesale Corp.	18,339	1,435
Walgreen Co.	25,464	994

Total		2,429

Health Care Equipment & Supplies 1.67%
Intuitive Surgical, Inc.*	3,729	1,494
St. Jude Medical, Inc.	38,528	1,791

Total		3,285

Health Care Providers & Services 1.92%
Humana, Inc.	12,016	896
McKesson Corp.	15,649	1,269
UnitedHealth Group, Inc.	32,335	1,605

Total		3,770

Health Care Technology 0.76%
Cerner Corp.*	22,474	1,494

Hotels, Restaurants & Leisure 3.34%
Las Vegas Sands Corp.*	33,495	1,580
Marriott International, Inc. Class A	17,592	572
MGM Resorts International*	99,022	1,496
Wynn Resorts Ltd.	13,712	2,107
Yum! Brands, Inc.	15,276	807

Total		6,562

Household Durables 0.45%
Tempur-Pedic International, Inc.*	12,197	878

Information Technology Services 2.44%
Accenture plc Class A (Ireland)(a)	21,246	1,257
Cognizant Technology Solutions Corp. Class A*	13,630	952

Investments	Shares	Fair Value (000)
MasterCard, Inc. Class A	8,483	$2,572

Total		4,781

Internet & Catalog Retail 3.64%
Amazon.com, Inc.*	24,093	5,361
Netflix, Inc.*	3,565	948
priceline.com, Inc.*	1,540	828

Total		7,137

Internet Software & Services 5.45%
Baidu, Inc. ADR*	11,822	1,857
eBay, Inc.*	71,372	2,337
Google, Inc. Class A*	9,978	6,024
Linkedln Corp. Class A*	4,784	483

Total		10,701

Life Sciences Tools & Services 0.58%
Thermo Fisher Scientific, Inc.*	18,959	1,139

Machinery 6.00%
Caterpillar, Inc.	23,352	2,307
Cummins, Inc.	19,998	2,097
Danaher Corp.	19,207	943
Dover Corp.	30,735	1,859
Eaton Corp.	27,641	1,325
Joy Global, Inc.	14,911	1,401
SPX Corp.	13,119	987
Trinity Industries, Inc.	29,072	866

Total		11,785

Media 1.19%
Viacom, Inc. Class B	48,200	2,334

Metals & Mining 2.13%
Cliffs Natural Resources, Inc.	19,113	1,717
Freeport-McMoRan Copper & Gold, Inc.	46,513	2,463

Total		4,180

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2011

Investments	Shares	Fair Value (000)
Multi-Line Retail 0.91%
Nordstrom, Inc.	35,730	$1,792

Oil, Gas & Consumable Fuels 6.77%
Apache Corp.	16,426	2,032
CONSOL Energy, Inc.	26,250	1,407
Continental Resources, Inc.*	15,361	1,054
EOG Resources, Inc.	9,416	960
Exxon Mobil Corp.	35,433	2,827
Occidental Petroleum Corp.	23,216	2,279
Peabody Energy Corp.	15,252	877
Pioneer Natural Resources Co.	8,786	817
Southwestern Energy Co.*	23,248	1,036

Total		13,289

Paper & Forest Products 0.71%
International Paper Co.	47,094	1,399

Personal Products 0.80%
Estee Lauder Cos., Inc. (The) Class A	15,049	1,579

Pharmaceuticals 2.54%
Allergan, Inc.	21,563	1,753
Novo Nordisk AS ADR	10,519	1,284
Watson Pharmaceuticals, Inc.*	29,004	1,947

Total		4,984

Professional Services 0.50%
Robert Half International, Inc.	35,465	971

Real Estate Management & Development 0.59%
CB Richard Ellis Group, Inc. Class A*	52,994	1,155

Road & Rail 0.50%
CSX Corp.	39,648	974

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 2.44%
Altera Corp.	39,697	$1,623
Broadcom Corp. Class A*	32,131	1,191
Cypress Semiconductor Corp.*	53,625	1,104
Micron Technology, Inc.*	119,332	879

Total		4,797

Software 7.00%
Ariba, Inc.*	41,124	1,360
Citrix Systems, Inc.*	37,796	2,723
Electronic Arts, Inc.*	55,079	1,225
Informatica Corp.*	19,023	973
Oracle Corp.	89,485	2,736
salesforce.com, Inc.*	8,049	1,165
TIBCO Software, Inc.*	42,961	1,119
VMware, Inc. Class A*	24,245	2,433

Total		13,734

Specialty Retail 3.92%
Abercrombie & Fitch Co. Class A	28,590	2,091
Bed Bath & Beyond, Inc.*	13,309	778
Dick’s Sporting Goods, Inc.*	26,413	977
Limited Brands, Inc.	41,470	1,570
Ross Stores, Inc.	14,748	1,118
TJX Companies, Inc. (The)	21,091	1,166

Total		7,700

Textiles, Apparel & Luxury Goods 2.35%
Coach, Inc.	29,824	1,925
NIKE, Inc. Class B	20,128	1,815
PVH Corp.	12,200	873

Total		4,613

See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2011

Investments	Shares	Fair Value (000)
Tobacco 0.55%
Philip Morris International, Inc.	15,164	$1,079

Total Common Stocks (cost $168,155,910)		196,919

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.42%

Repurchase Agreement
Repurchase Agreement dated 7/29/2011, 0.01% due 8/1/2011 with Fixed Income Clearing Corp. collateralized by $840,000 of Federal Home Loan Mortgage Corp. at 0.05% due 12/20/2011; value: $839,580; proceeds: $820,759 (cost $820,758)	$821	821

Total Investments in Securities 100.73% (cost $168,976,668)		197,740

Liabilities in Excess of Other Assets (0.73%)		(1,427)

Net Assets 100.00%		$196,313

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2011

ASSETS:
Investments in securities, at fair value (cost $168,976,668)	$197,739,987
Receivables:
Investment securities sold	4,925,352
Interest and dividends	73,328
Capital shares sold	56,699
Prepaid expenses and other assets	27,630
Total assets	202,822,996
LIABILITIES:
Payables:
Investment securities purchased	5,779,646
Capital shares reacquired	326,946
Management fee	129,507
12b-1 distribution fees	98,763
Trustees’ fees	25,425
Fund administration	6,907
To affiliates (See Note 3)	7,648
Accrued expenses and other liabilities	134,732
Total liabilities	6,509,574
NET ASSETS	$196,313,422
COMPOSITION OF NET ASSETS:
Paid-in capital	$216,634,836
Accumulated net investment loss	(19,205)
Accumulated net realized loss on investments and foreign currency related transactions	(49,065,528)
Net unrealized appreciation on investments	28,763,319
Net Assets	$196,313,422

See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

July 31, 2011

Net assets by class:
Class A Shares	$98,079,692
Class B Shares	$13,698,348
Class C Shares	$30,408,430
Class F Shares	$4,205,474
Class I Shares	$47,300,904
Class P Shares	$694
Class R2 Shares	$11,626
Class R3 Shares	$2,608,254
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	15,993,608
Class B Shares	2,406,599
Class C Shares	5,345,226
Class F Shares	678,938
Class I Shares	7,563,157
Class P Shares	112.205
Class R2 Shares	1,871
Class R3 Shares	427,393
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$6.13
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$6.50
Class B Shares-Net asset value	$5.69
Class C Shares-Net asset value	$5.69
Class F Shares-Net asset value	$6.19
Class I Shares-Net asset value	$6.25
Class P Shares-Net asset value	$6.19
Class R2 Shares-Net asset value	$6.21
Class R3 Shares-Net asset value	$6.10

See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2011

Investment income:
Dividends (net of foreign withholding taxes of $3,704)	$2,412,479
Interest	1,393
Total investment income	2,413,872
Expenses:
Management fee	1,459,952
12b-1 distribution plan-Class A	347,730
12b-1 distribution plan-Class B	158,633
12b-1 distribution plan-Class C	295,307
12b-1 distribution plan-Class F	4,008
12b-1 distribution plan-Class P	4
12b-1 distribution plan-Class R2	67
12b-1 distribution plan-Class R3	8,019
Shareholder servicing	335,846
Registration	93,142
Subsidy (See Note 3)	78,090
Fund administration	77,864
Professional	52,593
Reports to shareholders	30,124
Custody	7,807
Trustees’ fees	6,315
Other	11,866
Gross expenses	2,967,367
Expense reductions (See Note 7)	(207)
Management fee waived (See Note 3)	(12,239)
Net expenses	2,954,921
Net investment loss	(541,049)
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	33,087,178
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,727,345
Net realized and unrealized gain	35,814,523
Net Increase in Net Assets Resulting From Operations	$35,273,474

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended July 31, 2011	For the Year Ended July 31, 2010
Operations:
Net investment loss	$(541,049)	$(1,147,874)
Net realized gain on investments and foreign currency related transactions	33,087,178	12,517,787
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,727,345	10,514,403
Net increase in net assets resulting from operations	35,273,474	21,884,316
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	43,317,892	28,345,570
Cost of shares reacquired	(51,825,243)	(59,483,820)
Net decrease in net assets resulting from capital share transactions	(8,507,351)	(31,138,250)
Net increase (decrease) in net assets	26,766,123	(9,253,934)
NET ASSETS:
Beginning of year	$169,547,299	$178,801,233
End of year	$196,313,422	$169,547,299
Accumulated net investment loss	$(19,205)	$(20,793)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 7/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$5.05	$4.50	$5.74	$5.98	$5.07

Investment operations:

Net investment loss(a)	(.01)	(.02)	– (b)	(.03)	(.04)

Net realized and unrealized gain (loss)	1.09	.57	(1.24)	(.21)	.95

Total from investment operations	1.08	.55	(1.24)	(.24)	.91

Net asset value, end of year	$6.13	$5.05	$4.50	$5.74	$5.98

Total Return(c)	21.39%	12.22%	(21.60)%	(4.01)%	17.95%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.45%	1.48%	1.50%	1.50%	1.50%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.45%	1.48%	1.50%	1.50%	1.50%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.45%	1.55%	1.70%	1.56%	1.61%

Net investment loss	(.20)%	(.48)%	(.10)%	(.50)%	(.62)%

Supplemental Data:
Net assets, end of year (000)	$98,080	$90,029	$96,736	$119,321	$120,513

Portfolio turnover rate	135.46%	84.12%	160.11%	174.14%	158.74%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 7/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$4.72	$4.23	$5.43	$5.70	$4.86

Investment operations:

Net investment loss(a)	(.04)	(.05)	(.03)	(.07)	(.07)

Net realized and unrealized gain (loss)	1.01	.54	(1.17)	(.20)	.91

Total from investment operations	.97	.49	(1.20)	(.27)	.84

Net asset value, end of year	$5.69	$4.72	$4.23	$5.43	$5.70

Total Return(b)	20.55%	11.58%	(22.10)%	(4.74)%	17.28%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.09%	2.13%	2.15%	2.15%	2.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	2.09%	2.13%	2.15%	2.15%	2.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.10%	2.20%	2.35%	2.21%	2.26%

Net investment loss	(.81)%	(1.13)%	(.75)%	(1.16)%	(1.27)%

Supplemental Data:
Net assets, end of year (000)	$13,698	$16,683	$20,890	$31,989	$34,012

Portfolio turnover rate	135.46%	84.12%	160.11%	174.14%	158.74%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 7/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$4.72	$4.23	$5.43	$5.69	$4.86

Investment operations:

Net investment loss(a)	(.04)	(.05)	(.03)	(.07)	(.07)

Net realized and unrealized gain (loss)	1.01	.54	(1.17)	(.19)	.90

Total from investment operations	.97	.49	(1.20)	(.26)	.83

Net asset value, end of year	$5.69	$4.72	$4.23	$5.43	$5.69

Total Return(b)	20.55%	11.58%	(22.10)%	(4.57)%	17.08%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.03%	2.13%	2.15%	2.15%	2.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	2.03%	2.13%	2.15%	2.15%	2.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.04%	2.20%	2.35%	2.21%	2.26%

Net investment loss	(.78)%	(1.13)%	(.75)%	(1.15)%	(1.28)%

Supplemental Data:
Net assets, end of year (000)	$30,408	$30,295	$35,198	$50,103	$45,041

Portfolio turnover rate	135.46%	84.12%	160.11%	174.14%	158.74%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 7/31			9/28/2007(a) to 7/31/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$5.09	$4.52	$5.75	$6.53

Investment operations:

Net investment income (loss)(b)	– (c)	(.01)	– (c)	(.02)

Net realized and unrealized gain (loss)	1.10	.58	(1.23)	(.76)

Total from investment operations	1.10	.57	(1.23)	(.78)

Net asset value, end of period	$6.19	$5.09	$4.52	$5.75

Total Return(d)	21.61%	12.61%	(21.39)%	(11.94	)%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.20%	1.23%	1.25%	1.02	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.20%	1.23%	1.25%	1.02	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.20%	1.29%	1.45%	1.10	%(e)

Net investment income (loss)	(.01)%	(.23)%	.05%	(.33	)%(e)

Supplemental Data:
Net assets, end of period (000)	$4,205	$2,617	$1,980	$654

Portfolio turnover rate	135.46%	84.12%	160.11%	174.14%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Year Ended 7/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$5.13	$4.56	$5.79	$6.01	$5.08

Investment operations:

Net investment income (loss)(a)	.01	(.01)	.01	(.01)	(.02)

Net realized and unrealized gain (loss)	1.11	.58	(1.24)	(.21)	.95

Total from investment operations	1.12	.57	(1.23)	(.22)	.93

Net asset value, end of year	$6.25	$5.13	$4.56	$5.79	$6.01

Total Return(b)	21.83%	12.50%	(21.24)%	(3.66)%	18.31%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.10%	1.13%	1.15%	1.15%	1.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.10%	1.13%	1.15%	1.15%	1.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.10%	1.19%	1.35%	1.21%	1.25%

Net investment income (loss)	.11%	(.15)%	.25%	(.16)%	(.29)%

Supplemental Data:
Net assets, end of year (000)	$47,301	$29,241	$23,962	$23,883	$54,603

Portfolio turnover rate	135.46%	84.12%	160.11%	174.14%	158.74%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 7/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$5.09	$4.53	$5.77	$6.02	$5.11

Investment operations:

Net investment loss(a)	– (b)	(.02)	– (b)	(.04)	(.04)

Net realized and unrealized gain (loss)	1.10	.58	(1.24)	(.21)	.95

Total from investment operations	1.10	.56	(1.24)	(.25)	.91

Net asset value, end of year	$6.19	$5.09	$4.53	$5.77	$6.02

Total Return(c)	21.61%	12.36%	(21.49)%	(4.15)%	17.81%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.26%	1.40%	1.51%	1.55%	1.60%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.26%	1.40%	1.51%	1.55%	1.60%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.26%	1.57%	1.70%	1.61%	1.70%

Net investment loss	(.03)%	(.35)%	(.08)%	(.67)%	(.72)%

Supplemental Data:
Net assets, end of year (000)	$1	$1	$2	$3	$11

Portfolio turnover rate	135.46%	84.12%	160.11%	174.14%	158.74%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 7/31			9/28/2007(a) to 7/31/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$5.10	$4.53	$5.75	$6.53

Investment operations:

Net investment income (loss)(b)	.01	(.01)	.01	(.01)

Net realized and unrealized gain (loss)	1.10	.58	(1.23)	(.77)

Total from investment operations	1.11	.57	(1.22)	(.78)

Net asset value, end of period	$6.21	$5.10	$4.53	$5.75

Total Return(c)	21.76%	12.58%	(21.22)%	(11.94	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.08%	1.15%	1.12%	.98	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.08%	1.15%	1.12%	.98	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.68%	1.75%	1.92%	1.03	%(d)

Net investment income (loss)	.16%	(.18)%	.27%	(.12	)%(d)

Supplemental Data:
Net assets, end of period (000)	$12	$10	$7	$9

Portfolio turnover rate	135.46%	84.12%	160.11%	174.14%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 7/31			9/28/2007(a) to 7/31/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$5.03	$4.49	$5.73	$6.53

Investment operations:

Net investment loss(b)	(.03)	(.04)	(.01)	(.02)

Net realized and unrealized gain (loss)	1.10	.58	(1.23)	(.78)

Total from investment operations	1.07	.54	(1.24)	(.80)

Net asset value, end of period	$6.10	$5.03	$4.49	$5.73

Total Return(c)	21.27%	12.03%	(21.64)%	(12.25	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.58%	1.59%	1.63%	1.24	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.58%	1.59%	1.63%	1.24	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.58%	1.59%	1.83%	1.30	%(d)

Net investment loss	(.45)%	(.84)%	(.23)%	(.40	)%(d)

Supplemental Data:
Net assets, end of period (000)	$2,608	$673	$27	$34

Portfolio turnover rate	135.46%	84.12%	160.11%	174.14%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on September 29, 1999.

The Fund’s investment objective is long-term capital growth. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns filed remains open for the fiscal years ended July 31, 2008 through July 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

Notes to Financial Statements (continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$196,919	$–	$–	$196,919
Repurchase Agreement	–	821	–	821
Total	$196,919	$821	$–	$197,740

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the fiscal year ended July 31, 2011, the effective management fee, net of waivers, was at an annualized rate of .74% of the Fund’s average daily net assets.

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period August 1, 2010 through November 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.10%. This agreement may be terminated only upon approval of the Fund’s Board of Trustees.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of July 31, 2011, the percentages of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund were 9.36% and 11.99%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended July 31, 2011:

Distributor Commissions	Dealers’ Concessions
$24,369	$132,315

Distributor received CDSCs of $19,033 and $4,135 for Class A and Class C shares, respectively, for the fiscal year ended July 31, 2011.

Two Trustees and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2011, the components of accumulated losses on a tax-basis were as follows:

Capital loss carryforwards*	$(48,196,253)
Temporary differences	(25,425)
Unrealized gains - net	27,900,264
Total accumulated losses - net	$(20,321,414)

*	As of July 31, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

2017	2018	Total
$13,966,584	$34,229,669	$48,196,253

As of July 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$169,839,723
Gross unrealized gain	32,799,326
Gross unrealized loss	(4,899,062)
Net unrealized security gain	$27,900,264

The difference between book-basis and tax-basis unrealized gains (losses) is primarily due to wash sales.

Permanent items identified during the fiscal year ended July 31, 2011 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
$542,637	$1,900	$(544,537)

The permanent differences are primarily attributable to the tax treatment of net investment losses.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

Notes to Financial Statements (continued)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2011 were as follows:

Purchases	Sales
$261,802,471	$269,103,063

There were no purchases or sales of U.S. Government securities for the fiscal year ended July 31, 2011.

6.    TRUSTEES’ REMUNERATION

The Fund’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. Effective December 4, 2009, the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Fund paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statement of Operations over the annual period of the Facility.

On November 22, 2010, the Fund and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of July 31, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended July 31, 2011.

Notes to Financial Statements (continued)

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of the individual companies in which the Fund invests. Large growth stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and bargain stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for meeting or exceeding earnings expectations or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2011		Year Ended July 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,931,417	$11,419,110	2,326,589	$11,672,976
Converted from Class B*	232,994	1,400,230	256,616	1,302,480
Shares reacquired	(3,987,798)	(23,513,147)	(6,254,931)	(31,620,258)
Decrease	(1,823,387)	$(10,693,807)	(3,671,726)	$(18,644,802)

Class B Shares
Shares sold	99,646	$543,713	485,707	$2,259,148
Shares reacquired	(977,018)	(5,262,123)	(1,612,928)	(7,578,062)
Converted to Class A*	(250,342)	(1,400,230)	(273,942)	(1,302,480)
Decrease	(1,127,714)	$(6,118,640)	(1,401,163)	$(6,621,394)

Class C Shares
Shares sold	710,059	$3,930,170	1,372,484	$6,451,427
Shares reacquired	(1,789,447)	(9,642,119)	(3,272,176)	(15,582,258)
Decrease	(1,079,388)	$(5,711,949)	(1,899,692)	$(9,130,831)

Class F Shares
Shares sold	1,263,507	$7,398,495	776,697	$3,822,311
Shares reacquired	(1,098,723)	(6,430,817)	(700,644)	(3,439,423)
Increase	164,784	$967,678	76,053	$382,888

Notes to Financial Statements (concluded)

	Year Ended July 31, 2011		Year Ended July 31, 2010
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	2,917,457	$17,932,385	681,683	$3,420,350
Shares reacquired	(1,049,023)	(6,608,380)	(243,701)	(1,212,825)
Increase	1,868,434	$11,324,005	437,982	$2,207,525

Class P Shares
Shares sold	0.205	$1	– (a)	$2
Shares reacquired	–	–	(361)	(1,829)
Increase (decrease)	0.205	$1	(361)	$(1,827)

Class R2 Shares
Shares sold	72	$395	353	$1,837
Shares reacquired	(86)	(459)	(1)	(5)
Increase (decrease)	(14)	$(64)	352	$1,832

Class R3 Shares
Shares sold	355,474	$2,093,623	137,379	$717,519
Shares reacquired	(61,725)	(368,198)	(9,678)	(49,160)
Increase	293,749	$1,725,425	127,701	$668,359

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(a)	Value is less than 1 share.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Lord Abbett Stock Appreciation Fund:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Stock Appreciation Fund (the “Fund”), including the schedule of investments, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Stock Appreciation Fund as of July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

September 22, 2011

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser.

Interested Trustees

The following Trustees are associated with Lord Abbett and are “interested persons” of the Fund as defined in the Act. Mr. Dow and Ms. Foster are officers and directors/trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee and Chairman since 1999

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors/trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1999

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc.
(1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1999

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Avondale, Inc. (1991 - 2005) and Interstate Bakeries Corp. (1991- 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1999

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of ViaCell, Inc. (2003 - 2007).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1999	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

David J. Linsen (1974)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 2001.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1999	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1983.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Paul J. Volovich (1973)	Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1997.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Fund’s Trustees. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the
general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual
fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Stock Appreciation Fund

LASA-2

(09/11)

Item 2:
Code of Ethics.

(a)
In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 21, 2011 (the “Period”).

(b)
Not applicable.

(c)
The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)
The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)
Not applicable.

(f)
See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:
Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow,
Robert B. Calhoun Jr., and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:
Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2011and 2010 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

Fiscal year ended:

2011

2010

Audit Fees {a}

$40,500

$40,000

Audit-Related Fees

- 0 -

- 0 -

Total audit and audit-related fees

$40,500

40,000

Tax Fees {b}

6,821

7,236

All Other Fees

- 0 -

- 0 -

Total Fees

$47,321

$47,236

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2011 and 2010 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New
Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•

any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated
pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate
non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended
July 31, 2011 and 2010 were:

Fiscal year ended:

2011

2010

All Other Fees {a}

$203,580

$140,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS
70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2011 and 2010 were:

Fiscal year ended:

2011

2010

All Other Fees

$ - 0 -

$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:
Audit Committee of Listed Registrants.

Not applicable.

Item 6:
Investments.

Not
applicable.

Item 7:
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:
Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:
Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:
Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:
Exhibits.

(a)(1)
Amendments to Code of Ethics – Not applicable.

(a)(2)
Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)
Not applicable.

(b)
Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

By:

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: September 20, 2011

By:

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: September 20, 2011

By:

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: September 20, 2011